Other Current Liabilities	12 Months Ended
Dec. 31, 2013
Other Current Liabilities

6. Other Current Liabilities

Components of other current liabilities are as follows:

	As of December 31,
	2012	2013
	$	$
Accrued professional fees	1,032,931	5,003,932
Accrued expenses	1,643,876	3,850,593
Other payables	1,058,728	2,391,233
Other tax payable	1,468,789	1,675,452
Accrued general marketing activities	765,897	1,380,706
Accrued client service fees	492,074	736,165
Conference fees payable	169,339	189,166

Total	6,631,634	15,227,247

Accrued professional service fees mainly consist of payables for consulting fees, audit fees and legal fees. Accrued expense and other payables mainly consist of payables for membership conference meetings.